MATERIAL ACCOUNTING POLICIES - Equipment (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
MATERIAL ACCOUNTING POLICIES
Impairment loss	$ 0
vehicles
MATERIAL ACCOUNTING POLICIES
Useful life	4 years
Hardware and software
MATERIAL ACCOUNTING POLICIES
Useful life	3 years
Minimum | Mine equipment
MATERIAL ACCOUNTING POLICIES
Useful life	3 years
Maximum | Mine equipment
MATERIAL ACCOUNTING POLICIES
Useful life	10 years